Schedule II - Valuation and Qualifying Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of year	$ 2,255		$ 2,803		$ 3,947
Charge to Costs and Expenses	341		155		437
Utilization of Reserve	(304)		(739)		(1,475)
Other	(65)	[1]	36	[1]	(106)	[1]
Balance at end of year	2,227		2,255		2,803
Valuation Allowance of Deferred Tax Assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of year	4,962		6,253		7,939
Charge to Costs and Expenses	(504)		(1,333)		(1,668)
Other	(111)	[1]	42	[1]	(18)	[1]
Balance at end of year	$ 4,347		$ 4,962		$ 6,253

[1]	The amounts included in the "other" column primarily relate to the impact of foreign currency exchange rates.